Share Capital - Additional Information (Detail) $ / shares in Units, $ in Thousands, $ in Thousands									12 Months Ended
	Dec. 11, 2023 CAD ($) shares	Dec. 09, 2023 CAD ($) $ / shares shares	Sep. 28, 2023 CAD ($) shares	Sep. 22, 2023 CAD ($) shares	Sep. 22, 2023 USD ($) shares	Jun. 09, 2023 CAD ($) shares	Dec. 09, 2022 CAD ($) shares	Jun. 10, 2022 CAD ($) shares	Dec. 31, 2023 CAD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 CAD ($) shares	Jan. 06, 2023 CAD ($)
Disclosure of classes of share capital [line items]
Stock Issued During Period, Shares, Stock Options Exercised | shares									8,608,816	8,608,816
Proceeds from exercise of stock options									$ 26,349
Options exercised, shares | shares											3,247,332
Exercise of options									(26,349)		$ (10,001)
Common shares issued | shares	113,803					46,038	42,328	42,252
Issue of shares on convertible debenture interest payment	$ 1,064					$ 270	$ 235	$ 251	1,498		$ 486
Percentage of issued and outstanding shares acquired											20.00%
Options granted, maximum term											10 years
Share-based payments (Note 12)									$ 37,142		$ 35,146
Equity Distribution Agreement At The Market Programme January Two Thousand And Twenty Three [Member]
Disclosure of classes of share capital [line items]
Proceeds from the issue of ordinary shares		$ 182,066
Payment for share issue costs		$ 6,890
Average share price | $ / shares		$ 7.36
Increase decrease in the shares issued during the period | shares		24,724,125
Common Stock Shares Subscribed But Not Issued Value												$ 250,000
Equity Distribution Agreement At The Market Programme January Two Thousand And Twenty Three [Member] | Commission Fees [Member]
Disclosure of classes of share capital [line items]
Share issuance costs		$ 3,704
Equity Distribution Agreement At The Market Programme January Two Thousand And Twenty Three [Member] | Other Transaction Costs [Member]
Disclosure of classes of share capital [line items]
Share issuance costs		$ 3,186
Equity Distribution Agreement At The Market Programme December Two Thousand And Twenty Three [Member]
Disclosure of classes of share capital [line items]
Common Stock Shares Subscribed But Not Issued Value	$ 500,000
2020 Debentures [member]
Disclosure of classes of share capital [line items]
Sale of stock issue price per share | shares			8,663,461
Stock issued during the period value conversion of debentures			$ 72,773
Stock issued during period related to accrued and unpaid interest | shares			19,522
Stock issued during period value related to accrued and unpaid interest			$ 164
2023 Debentures [member]
Disclosure of classes of share capital [line items]
Common shares issued | shares									113,803	113,803
Issue of shares on convertible debenture interest payment									$ 1,064	$ 724
Establishment fee (shares) | shares				634,615	634,615
Establishment fee				$ 4,443	$ 3,300
Included in exploration and evaluation assets [member]
Disclosure of classes of share capital [line items]
Capitalized to exploration and evaluation assets									6,867		6,364
Expensed to the statement of loss profit and comprehensive loss profit [member]
Disclosure of classes of share capital [line items]
Share-based payments (Note 12)									37,142		35,146
Reserves [member]
Disclosure of classes of share capital [line items]
Exercise of options									16,288		6,260
Expense from equity settled share based payment transactions									$ 44,009		$ 41,510